Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum payments under these operating lease agreements
For the Twelve Months Ended December 31,	(in thousands)
2022	$3,335
2023	$2,400
2024	$1,548
2025	$1,109
Thereafter	$1,581